Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Cash Flows [Abstract]
Net loss	$ (8,679,289)	$ (2,547,668)	$ (771,483)
Net loss from discontinued operations	(532,698)	4,631
Net loss from continuing operations	(8,146,591)	(2,552,299)	(771,483)
Adjustments to reconcile net income to cash (used in) provided by operating activities:
Provision for doubtful accounts	55,966	72,600	109,972
Depreciation and amortization	89,440	77,522	64,657
Finance expenses	74,190
Non-cash operating lease expenses	(211,337)	(188,835)
Loss from the disposal of property and equipment	(453)	913
Gain on early termination of operating lease contract		(20,245)
Foreign exchange loss (gain)	917,691	(30,101)
Deferred tax expenses (benefit)		115,094	(121,113)
Share-based compensation expenses	1,773,300
Loss from impairment of Goodwill	2,973,850
Changes in assets and liabilities
Accounts receivable	(90,673)	(346,253)	736,207
Other receivables	(445,298)	45,983	(62,734)
Prepayments	(36,643,771)	(172,358)	94,360
Accounts receivable - related party	(52,927)
Interest receivable - related party			4,946
Due from related parties	20,783
Other non-current assets	(22,873)	3,068	(3,656)
Accounts payable	181,061	125,178	(587,098)
Accruals and other payables	193,869	404,747	72,918
Deferred revenue	(209,419)	445,771	(409,759)
Accounts payable - related party	(58,162)	147,297	(1,317)
Due to related parties	(2,652)
Taxes payable	(50,720)	28,609	(481,984)
Operating lease liabilities	212,509	193,783	(39,853)
Net cash used in operating activities, continuing operations	(39,442,217)	(1,649,526)	(1,395,937)
Net cash (used in) provided by operating activities, discontinued operations	61,004	3,171
Net cash used in operating activities	(39,381,213)	(1,646,355)	(1,395,937)
Cash flows from investing activities
Purchase of property and equipment	(12,374)	(76,356)	(32,199)
Purchase of intangible assets	(41,589)	(14,907)	(13,480)
Acquisition of subsidiaries		(3,971,680)
Proceeds from disposal of subsidiaries	389,083
Net cash provided by (used in) investing activities from continuing operations	335,120	(4,062,943)	(45,679)
Net cash (used in) provided by investing activities	335,120	(4,062,943)	(45,679)
Cash flows from financing activities
IPO proceeds net of deferred offering cost		8,161,783
Due to related parties	69,486	(388,899)	392,100
Proceeds from issuance of convertible notes	1,951,250
Proceeds from capital contribution	35,251,717
Repayment to related parties			(87,928)
Net cash provided by financing activities from continuing operations	37,272,453	7,772,884	304,172
Net cash provided by financing activities	37,272,453	7,772,884	304,172
Effect of exchange rates on cash	(61,330)	(68,791)	(103,772)
Net increase (decrease) in cash and restricted cash	(1,834,970)	1,994,795	(1,241,216)
Cash and restricted cash at beginning of year	4,648,980	2,654,185	3,895,401
Cash and restricted cash at end of year	2,814,010	4,648,980	2,654,185
Cash at end of year from continuing operations	2,814,010	4,587,026	2,654,185
Restricted cash at end of year from continuing operations		30,310
Cash at end of year from discontinued operations		31,644
Restricted cash at end of year from discontinued operations
Cash and restricted cash at end of year	2,814,010	4,648,980	2,654,185
Supplemental disclosure information
Cash paid for income tax	422		480,263
Supplemental disclosure of non-cash financing activities:
Operating lease asset obtained in exchange for operating lease obligation	338,305	370,114	119,820
Borrowings from a related party to pay deferred offering costs			706,313
Deferred offering costs in accrual and other payables			$ 600,000